                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               --------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles CA 90017
                 -------------------------------

Form 13F File Number: 28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marie Nastasi Arlt,
         -------------------------------
Title:   Vice-President
         -------------------------------
Phone:   213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Marie Nastasi Arlt              Los Angeles         10/28/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


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                                    FORM 13-F

Page 1 of 5

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:


                                                                                   QUANTITY
              NAME OF                  TITLE OF       CUSIP          FAIR           (UNITS)
              ISSUER                    CLASS         NUMBER     MARKET VALUE
         ------------        -------   -----------    ---------- ----------------  --------


  Apple Computer, Inc.                   Common       037833100              292          4,608

  Albertsons, Inc.                       Common       013104104            1,398         35,328

  Abbott Laboratories                    Common       002824100            2,170         59,136

  A D C Telecom Inc.                     Common       000886101            1,567         37,376

  Aetna, Inc.                            Common       008117103            1,324         26,880

  American Home Products Corp.           Common       026609107            3,368         81,152

  Allied Waste Industries Inc.           Common       019589308              619         52,992

  Bank of America Corp.                  Common       060505104              627         11,264

  Bellsouth Corp.                        Common       079860102            3,686         81,920

  Bristol Myers Squibb Co.               Common       110122108              760         11,264

  Anheuser-Busch Companies, Inc.         Common       035229103            3,336         47,616

  Cardinal Health Inc.                   Common       14149Y108            2,330         42,752

  Caterpillar, Inc.                      Common       149123101              112          2,048

  Countrywide Credit Inds. Inc.          Common       222372104            1,899         58,880

  Cigna Corp.                            Common       125509109              139          1,792

                                   Item 6:                   Item 7:               Item 8:
                                Investment Discr                                Voting Authority



                                        SOLE(A)  SHARED(B)   OTHER(C)    MANAGERS     SOLE(A) SHARED(B)   OTHER(C)

  Apple Computer, Inc.                      4,608                                        4,608
                                           35,328                                       35,328
  Albertsons, Inc.
                                           59,136                                       59,136
  Abbott Laboratories
                                           37,376                                       37,376
  A D C Telecom Inc.
                                           26,880                                       26,880
  Aetna, Inc.
                                           81,152                                       81,152
  American Home Products Corp.
                                           52,992                                       52,992
  Allied Waste Industries Inc.
                                           11,264                                       11,264
  Bank of America Corp.
                                           81,920                                       81,920
  Bellsouth Corp.
                                           11,264                                       11,264
  Bristol Myers Squibb Co.
                                           47,616                                       47,616
  Anheuser-Busch Companies, Inc.
                                           42,752                                       42,752
  Cardinal Health Inc.
                                            2,048                                        2,048
  Caterpillar, Inc.
                                           58,880                                       58,880
  Countrywide Credit Inds. Inc.
                                            1,792                                        1,792
  Cigna Corp.

                                    FORM 13-F

Page 2 of 5

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:


                                                                                   QUANTITY
              NAME OF                  TITLE OF       CUSIP          FAIR           (UNITS)
              ISSUER                    CLASS         NUMBER     MARKET VALUE
         ------------        -------   -----------    ---------- ----------------  --------


  Chase Manhattan Corp.                  Common       16161A108            1,389         18,432

  Comcast Corp.- Special Cl A            Common       200300200            2,971         74,496

  Compaq Computer Corp.                  Common       204493100            2,108         92,160

  Cisco Systems, Inc.                    Common       17275R102            1,018         14,848

  Delta Air Lines, Inc.                  Common       247361108            1,055         21,760

  Dell Computer Corp.                    Common       247025109               11            256

  Electronic Data System Corp.           Common       285661104              190          3,584

  Edison International                   Common       281020107            2,807        115,456

  Eastman Kodak Co.                      Common       277461109            3,117         41,216

  Ford Motor Co.                         Common       345370100            3,409         67,840

  Freeport McMoran Copper and Gold       Common       35671D857            1,331         85,504

  First Union Corp.                      Common       337358105              173          4,864

  General Dynamics Corp.                 Common       369550108            2,909         46,592

  General Electric Co.                   Common       369604103            6,344         53,504

  General Motors Corp.                   Common       370442105            3,061         48,640


                                        Item 6:                  Item 7:               Item 8:
                                    Investment Discr                                Voting Authority



                                      SOLE(A)  SHARED(B)    OTHER(C)      MANAGERS    SOLE(A)  SHARED(B)     OTHER(C)
                                    ---------------------  -------------- --------  -----------------------  --------
  Chase Manhattan Corp.                  18,432                                          18,432

  Comcast Corp.- Special Cl A            74,496                                          74,496

  Compaq Computer Corp.                  92,160                                          92,160

  Cisco Systems, Inc.                    14,848                                          14,848

  Delta Air Lines, Inc.                  21,760                                          21,760

  Dell Computer Corp.                       256                                             256

  Electronic Data System Corp.            3,584                                           3,584

  Edison International                  115,456                                         115,456

  Eastman Kodak Co.                      41,216                                          41,216

  Ford Motor Co.                         67,840                                          67,840

  Freeport McMoran Copper and Gold       85,504                                          85,504

  First Union Corp.                       4,864                                           4,864

  General Dynamics Corp.                 46,592                                          46,592

  General Electric Co.                   53,504                                          53,504

  General Motors Corp.                   48,640                                          48,640


                                    FORM 13-F

Page 3 of 5

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:


                                                                                   QUANTITY
              NAME OF                  TITLE OF       CUSIP          FAIR           (UNITS)
              ISSUER                    CLASS         NUMBER     MARKET VALUE
         ------------        -------   -----------    ---------- ----------------  --------


  Georgia-Pacific Corp.                  Common       373298108            1,532         37,888

  GPU Inc.                               Common       36225X100              426         13,056

  Home Depot, Inc.                       Common       437076102            1,880         27,392

  Household International                Common       441815107            2,671         66,560

  Hartford Financial Svcs Group          Common       416515104               10            256

  International Business Machines C      Common       459200101            3,872         32,000

  Ikon Office Solutions Inc.             Common       451713101                8            768

  Intel Corp.                            Common       458140100            1,693         22,784

  Ingersoll Rand Co.                     Common       456866102               70          1,280

  J.P. Morgan & Co.                      Common       616880100            2,720         23,808

  Coca-Cola Co.                          Common       191216100            3,854         79,872

  Kroger Co.                             Common       501044101            1,090         49,408

  MBNA Corp.                             Common       55262L100              426         18,688

  Limited, Inc.                          Common       532716107            1,929         50,432

  Lucent Technologies, Inc.              Common       549463107            4,052         62,464

                                        Item 6:                   Item 7:               Item 8:
                                    Investment Discr                                Voting Authority



                                      SOLE(A)  SHARED(B)    OTHER(C)      MANAGERS    SOLE(A)  SHARED(B)     OTHER(C)
                                    ---------------------  -------------- --------  -----------------------  --------

  Georgia-Pacific Corp.                  37,888                                          37,888

  GPU Inc.                               13,056                                          13,056

  Home Depot, Inc.                       27,392                                          27,392

  Household International                66,560                                          66,560

  Hartford Financial Svcs Group             256                                             256

  International Business Machines C      32,000                                          32,000

  Ikon Office Solutions Inc.                768                                             768

  Intel Corp.                            22,784                                          22,784

  Ingersoll Rand Co.                      1,280                                           1,280

  J.P. Morgan & Co.                      23,808                                          23,808

  Coca-Cola Co.                          79,872                                          79,872

  Kroger Co.                             49,408                                          49,408

  MBNA Corp.                             18,688                                          18,688

  Limited, Inc.                          50,432                                          50,432

  Lucent Technologies, Inc.              62,464                                          62,464

                                    FORM 13-F

Page 4 of 5

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:


                                                                                   QUANTITY
              NAME OF                  TITLE OF       CUSIP          FAIR           (UNITS)
              ISSUER                    CLASS         NUMBER     MARKET VALUE
         ------------        -------   -----------    ---------- ----------------  --------


  Philip Morris Companies, Inc.          Common       718154107            3,072         89,856

  Mobil Corp.                            Common       607059102            3,843         38,144

  Merck & Co.                            Common       589331107            4,579         70,656

  Microsoft Corp.                        Common       594918104            7,859         86,784

  Micron Technology, Inc.                Common       595112103            1,362         20,480

  Nortel Networks Corp.                  Common       656569100            3,368         66,048

  Banc One Corp.                         Common       06423A103              267          7,680

  Phillips Petroleum Co.                 Common       718507106            1,909         39,168

  Pitney Bowes                           Common       724479100            2,730         44,800

  P G & E Corporation                    Common       69331C108            1,709         66,048

  Pfizer, Inc.                           Common       717081103            3,563         99,328

  P N C Bank Corp.                       Common       693475105            2,752         52,224

  Providian Financial Corp.              Common       74406A102            2,007         25,344

  Ryder System, Inc.                     Common       783549108            1,768         86,784

  Raytheon Co., CL B                     Common       755111408              368          7,424

                                        Item 6:                   Item 7:               Item 8:
                                    Investment Discr                                Voting Authority



                                     SOLE(A)  SHARED(B)     OTHER(C)      MANAGERS  SOLE(A)  SHARED(B)       OTHER(C)
                                    ---------------------  -------------- --------  -----------------------  --------
  Philip Morris Companies, Inc.         89,856                                         89,856

  Mobil Corp.                           38,144                                         38,144

  Merck & Co.                           70,656                                         70,656

  Microsoft Corp.                       86,784                                         86,784

  Micron Technology, Inc.               20,480                                         20,480

  Nortel Networks Corp.                 66,048                                         66,048

  Banc One Corp.                         7,680                                          7,680

  Phillips Petroleum Co.                39,168                                         39,168

  Pitney Bowes                          44,800                                         44,800

  P G & E Corporation                   66,048                                         66,048

  Pfizer, Inc.                          99,328                                         99,328

  P N C Bank Corp.                      52,224                                         52,224

  Providian Financial Corp.             25,344                                         25,344

  Ryder System, Inc.                    86,784                                         86,784

  Raytheon Co., CL B                     7,424                                          7,424



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                                    FORM 13-F

Page 5 of 5

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:


                                                                                   QUANTITY
              NAME OF                  TITLE OF       CUSIP          FAIR           (UNITS)
              ISSUER                    CLASS         NUMBER     MARKET VALUE
         ------------        -------   -----------    ---------- ----------------  --------


  Sears Roebuck & Co.                    Common       812387108               96          3,072

  A T & T Corp                           Common       001957109            2,038         46,848

  Mediaone Group Inc.                    Common       58440J104              944         13,824

  Union Pacific Resources Group          Common       907834105              362         22,272

  U S West, Inc.                         Common       91273H101            3,608         63,232

  Wal-Mart Stores, Inc.                  Common       931142103              950         19,968

  Ameritech Corp.                        Common                            4,101         61,440

  Exxon Corp.                            Common       302290101            5,311         69,888

  Tricon Global Restaurants              Common       895953107            1,698         41,472
                                                                         -------
Total

                                                                         142,022

                                       Item 6:                   Item 7:               Item 8:
                                    Investment Discr                                Voting Authority



                                     SOLE(A)  SHARED(B)    OTHER(C)       MANAGERS      SOLE(A)  SHARED(B)   OTHER(C)
                                    ---------------------  -------------- --------  -----------------------  --------
  Sears Roebuck & Co.                    3,072                                              3,072

  A T & T Corp                          46,848                                             46,848

  Mediaone Group Inc.                   13,824                                             13,824

  Union Pacific Resources Group         22,272                                             22,272

  U S West, Inc.                        63,232                                             63,232

  Wal-Mart Stores, Inc.                 19,968                                             19,968

  Ameritech Corp.                       61,440                                             61,440

  Exxon Corp.                           69,888                                             69,888

  Tricon Global Restaurants             41,472                                             41,472
